Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Bank of Industry Ltd.
3.895% (EUR003M + 2.204%) due 08/23/2027 ~	EUR		2,750		$3,135
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~			$5,885		5,894
Panama Government International Bonds
4.979% (EUR006M + 2.488%) due 04/01/2027 «~	EUR		2,900		3,336

Total Loan Participations and Assignments (Cost $11,886)					12,365

CORPORATE BONDS & NOTES 3.6%
BANKING & FINANCE 2.2%
ARES Strategic Income Fund
5.450% due 09/09/2028			$8,600		8,517
Armor RE II Ltd.
8.810% (T-BILL 3MO + 5.000%) due 06/07/2033 ~			250		250
Athene Global Funding
5.033% due 07/17/2030			13,000		12,887
Barclays PLC
7.437% due 11/02/2033 •			4,400		4,906
Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~			250		250
Buttonwood RE Ltd.
9.050% (BRMMUSDF + 5.500%) due 05/29/2029 ~			500		500
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		2,300		721
Credit Suisse AG AT1 Claim
0.000% due 12/31/2060			$11,100		3,912
F&G Global Funding
5.875% due 01/16/2030			600		607
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			4,100		4,099
Ford Motor Credit Co. LLC
2.900% due 02/16/2028			200		193
3.815% due 11/02/2027			200		197
4.125% due 08/17/2027			600		595
4.271% due 01/09/2027			500		499
5.800% due 03/05/2027			1,800		1,810
5.800% due 03/08/2029			1,300		1,312
5.850% due 05/17/2027			1,800		1,814
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034			600		596
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •			2,100		2,063
5.330% due 07/23/2035 •			1,700		1,706
HPS Corporate Lending Fund
5.950% due 04/14/2032			2,000		1,960
HSBC Holdings PLC
2.848% due 06/04/2031 •			600		556
JPMorgan Chase & Co.
4.946% due 10/22/2035 •			1,900		1,875
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR		1,500		1,715
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2049			$200		0
Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~			250		250
Luca RE Ltd.
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~			400		416
Morgan Stanley
5.320% due 07/19/2035 •			400		402
National Health Investors, Inc.
5.350% due 02/01/2033			200		198
Nomura Holdings, Inc.
2.679% due 07/16/2030			1,900		1,742
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)			3,990		3,250
Polestar Re Ltd.
10.550% (BRMMUSDF + 7.000%) due 01/08/2029 ~			250		251
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			3,500		3,518
SBA Tower Trust
1.840% due 04/15/2027			2,000		1,957

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	$		$
Societe Generale SA
2.797% due 01/19/2028 •		405		401
Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		4,600		3,919
Sumisho Air Lease Corp.
3.625% due 04/01/2027		300		298
4.500% due 03/24/2029		7,500		7,438
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		1,100		1,128
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~		250		250
VICI Properties LP
5.125% due 11/15/2031		1,000		996
5.625% due 04/01/2035		1,000		1,001
5.750% due 04/01/2034		200		203
Vitality Re XVI Ltd.
7.260% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250		249
Vitality Re XVII Ltd.
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~		500		500
Winston RE Ltd.
9.550% (BRMMUSDF + 6.000%) due 05/04/2033 ~		250		252

				82,159

INDUSTRIALS 1.2%
Bayer U.S. Finance LLC
6.250% due 01/21/2029		200		207
6.375% due 11/21/2030		400		421
6.500% due 11/21/2033		200		215
Beignet Investor LLC
6.581% due 05/30/2049		15,500		15,820
DAE Funding LLC
3.375% due 03/20/2028		1,100		1,065
Hyatt Hotels Corp.
5.750% due 03/30/2032		100		103
NTT Finance Corp.
4.876% due 07/16/2030		400		399
Petroleos del Peru SA
5.625% due 06/19/2047		4,700		3,364
Petroleos Mexicanos
6.350% due 02/12/2048		2,200		1,815
QatarEnergy
4.625% due 06/23/2029		2,600		2,584
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		14,800		14,759
United Airlines Pass-Through Trust
5.450% due 08/15/2038		940		958
Viper Energy Partners LLC
5.700% due 08/01/2035		2,360		2,399
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		2,200		2,210

				46,319

UTILITIES 0.2%
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,000		968
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		2,455		2,441
Southern California Edison Co.
4.650% due 10/01/2043		2,000		1,694
5.150% due 06/01/2029		3,600		3,639

				8,742

Total Corporate Bonds & Notes (Cost $132,192)				137,220

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,220		1,354
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		480		438

				1,792

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		2,500		2,673

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	$		$
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		95		103

Total Municipal Bonds & Notes (Cost $4,344)				4,568

U.S. GOVERNMENT AGENCIES 88.3%
Federal Home Loan Mortgage Corp.
4.000% due 01/01/2048		32		30
4.000% due 05/01/2049 (g)		4,408		4,151
4.500% due 06/01/2052		13		12
5.000% due 02/01/2053 - 12/01/2053 (g)		20,842		20,590
5.000% due 09/01/2055		95		94
5.500% due 07/01/2054 - 09/01/2055 (g)		191,749		193,589
6.000% due 10/01/2054 - 10/01/2055 (g)		9,911		10,291
6.080% due 09/01/2035 •		5		5
6.500% due 11/01/2053 - 03/01/2055 (g)		43,088		45,237
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		8,647		8,383
Federal Home Loan Mortgage Corp. REMICS
4.007% due 06/15/2045 •		1,540		1,515
4.107% due 11/15/2043 •		462		463
4.142% due 06/25/2050 •		2,510		2,470
4.498% due 04/25/2055 •		1,405		1,408
4.528% due 03/25/2055 - 10/25/2055 •		6,104		6,139
4.568% due 11/25/2054 •		8,107		8,174
4.578% due 11/25/2054 - 09/25/2055 •		24,969		25,230
4.613% due 07/25/2056 •		10,000		10,030
4.628% due 10/25/2054 •		3,644		3,667
4.728% due 11/25/2054 - 09/25/2055 •		27,069		27,285
4.778% due 11/25/2054 - 09/25/2055 •		19,910		20,038
4.828% due 02/25/2055 - 08/25/2055 •		45,800		46,333
4.878% due 10/25/2055 •		9,511		9,546
4.928% due 11/25/2054 •		3,116		3,142
4.978% due 12/25/2054 - 03/25/2055 •		8,322		8,409
5.028% due 02/25/2055 - 03/25/2055 •		951		955
5.058% due 10/25/2054 •		314		319
5.078% due 02/25/2055 - 06/25/2055 •		1,775		1,799
5.578% due 05/25/2055 •		330		337
5.628% due 02/25/2055 - 05/25/2055 •		681		696
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 10/25/2044 •		12		11
5.144% due 07/25/2044 •		51		50
Federal National Mortgage Association
3.000% due 12/01/2026		100		99
3.000% due 12/01/2032 (g)		3,785		3,632
3.500% due 04/01/2048 (g)		1,306		1,205
4.000% due 10/01/2030		13		13
4.000% due 01/01/2049 (g)		5,399		5,078
4.500% due 02/01/2051 - 07/01/2052		985		950
4.500% due 08/01/2052 - 09/01/2053 (g)		5,017		4,834
4.910% due 10/01/2035 (g)		2,231		2,258
4.960% due 10/01/2035 (g)		1,018		1,037
5.000% due 09/01/2039 - 02/01/2055 (g)		20,436		20,163
5.000% due 05/01/2053 - 06/01/2055		1,529		1,511
5.500% due 09/01/2027		1		1
5.500% due 08/01/2053 - 11/01/2054 (g)		24,587		24,972
5.740% due 08/01/2035 •		53		53
6.000% due 11/01/2053 - 11/01/2055 (g)		15,434		16,090
6.043% due 02/01/2034 •		3		3
6.050% due 02/01/2035 •		8		8
6.159% due 10/01/2035 •		24		25
6.212% due 07/01/2035 •		3		3
6.225% due 11/01/2034 •		13		13
6.300% due 10/01/2035 •		12		13
6.500% due 12/01/2053 - 11/01/2054 (g)		65,592		68,914
Federal National Mortgage Association REMICS
3.985% due 03/25/2036 •		22		22
4.192% due 06/25/2059 •		421		415
4.528% due 09/25/2055 •		10,823		10,891
4.578% due 11/25/2054 •		5,021		5,046
4.628% due 03/25/2055 •		72,621		72,641
4.728% due 10/25/2054 - 10/25/2055 •		28,441		28,553
4.778% due 03/25/2054 - 09/25/2055 •		60,014		60,339
4.828% due 04/25/2055 - 08/25/2055 •		25,369		25,651
4.928% due 07/25/2054 - 03/25/2055 •		4,162		4,197
5.028% due 12/25/2054 •		395		400
5.128% due 12/25/2054 - 06/25/2055 •		9,543		9,663
5.378% due 12/25/2054 - 05/25/2055 •		748		759
5.478% due 02/25/2055 - 06/25/2055 •		605		615
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •		46		46

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Government National Mortgage Association
3.500% due 02/15/2045 - 04/20/2056			24,838		22,397
3.500% due 10/20/2054 - 03/20/2056 (g)			85,412		76,813
4.000% due 06/20/2054 - 04/20/2055			430		401
4.000% due 08/20/2055 - 09/20/2055 (g)			11,806		10,988
6.000% due 02/20/2055			141		144
Government National Mortgage Association REMICS
4.281% due 08/20/2062 •			78		78
4.459% due 09/20/2055 •			14,943		15,016
4.609% due 08/20/2054 •			6,005		6,049
4.659% due 09/20/2054 •			3,934		3,945
4.759% due 09/20/2054 - 07/20/2055 •			15,023		15,194
4.779% due 09/20/2055 •			13,196		13,268
4.809% due 11/20/2054 - 02/20/2055 •			5,131		5,151
4.839% due 09/20/2055 •			61		61
4.909% due 03/20/2054 - 08/20/2055 •			2,716		2,740
5.009% due 06/20/2055 •			2,688		2,704
5.209% due 01/20/2055 •			329		332
Government National Mortgage Association, TBA
4.000% due 07/01/2056 - 08/01/2056			101,230		94,052
4.500% due 08/01/2056			49,740		47,739
5.000% due 07/01/2056 - 08/01/2056			96,130		94,718
5.500% due 08/01/2056			47,610		47,788
6.000% due 08/01/2056			46,990		47,895
U.S. International Development Finance Corp.
4.140% due 05/15/2030			404		399
Uniform Mortgage-Backed Security, TBA
4.000% due 09/01/2056			62,080		57,977
4.500% due 09/01/2056			57,460		54,975
5.000% due 07/01/2056 - 08/01/2056			734,615		721,093
5.500% due 07/01/2056 - 08/01/2056			64,655		64,776
6.000% due 07/01/2041 - 09/01/2056			784,810		799,889
6.500% due 07/01/2056 - 08/01/2056			292,640		302,503

Total U.S. Government Agencies (Cost $3,332,562)					3,339,596

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Bonds
3.000% due 08/15/2048 (g)			874		641
4.625% due 05/15/2044 (g)(i)			32,400		31,310
4.875% due 08/15/2045 (g)			922		915
U.S. Treasury Notes
3.875% due 07/31/2030 (g)(i)(k)			41,600		41,112

Total U.S. Treasury Obligations (Cost $75,903)					73,978

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •			228		205
3.973% due 10/25/2046 •			133		66
Angel Oak Mortgage Trust
4.800% due 11/26/2068 þ			4,406		4,384
5.985% due 01/25/2069 þ			1,861		1,865
ATLX Trust
3.850% due 04/25/2064 þ			3,459		3,365
Avon Finance
4.646% due 12/28/2049 •	GBP		4,833		6,414
Banc of America Funding Trust
4.134% due 10/20/2036 •			$147		115
4.727% due 01/20/2047 ~			6		6
Bear Stearns ALT-A Trust
3.985% due 08/25/2036 ~			292		192
4.807% due 07/25/2035 ~			1,342		761
5.044% due 05/25/2035 ~			18		18
Benchmark Mortgage Trust
5.439% due 08/15/2058 ~			6,300		6,419
BINOM Securitization Trust
3.000% due 02/25/2061 ~			1,805		1,674
4.441% due 08/25/2057 ~			3,952		3,820
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~			4,734		4,219
3.250% due 09/25/2063 ~			4,147		3,687
3.250% due 03/25/2064 ~			3,803		3,351
4.878% due 06/25/2054 ~			6,667		6,672
4.878% due 05/25/2055 •			2,386		2,386
CHL Mortgage Pass-Through Trust
4.343% due 04/25/2035 •			26		26
4.403% due 03/25/2035 •			19		18
CIM Trust
4.750% due 06/25/2064 ~			2,161		2,119
4.750% due 12/25/2065 þ			2,483		2,429
5.500% due 08/25/2064 ~			6,865		6,875

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Citigroup Mortgage Loan Trust, Inc.
4.083% due 01/25/2037 •			2,126		1,889
4.445% due 09/25/2037 ~			1,192		1,147
4.978% due 07/25/2054 •			1,515		1,517
COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ			2,041		2,055
Countrywide Alternative Loan Trust
3.128% due 06/25/2037 ~			154		130
4.174% due 03/20/2046 •			323		308
4.174% due 07/20/2046 •			166		145
4.183% due 05/25/2036 •			461		441
4.313% due 05/25/2035 •			687		510
5.794% due 10/20/2035 •			127		91
Credit Suisse First Boston Mortgage Securities Corp.
5.149% due 06/25/2033 ~			8		8
Cross Mortgage Trust
6.093% due 04/25/2069 þ			1,585		1,591
CSMC Trust
2.000% due 01/25/2060 ~			5,146		4,552
3.904% due 04/25/2062 ~			1,329		1,266
CSMC Trust Capital Certificates
4.063% due 01/27/2037 •			607		417
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.263% due 02/25/2035 •			100		95
DSLA Mortgage Loan Trust
4.274% due 08/19/2045 •			86		78
4.815% due 07/19/2044 ~			7		6
First Horizon Alternative Mortgage Securities Trust
4.336% due 03/25/2035 ~			25		14
GCAT Trust
6.085% due 06/25/2059 þ			1,362		1,368
Government National Mortgage Association REMICS
4.389% due 10/20/2075 •			7,448		7,509
GreenPoint Mortgage Funding Trust
4.123% due 01/25/2037 •			3,399		2,978
GS Mortgage-Backed Securities Trust
3.133% due 11/24/2067 ~	EUR		5,600		6,415
GSMSC Pass-Through Trust
4.149% due 12/26/2036 •			$1,881		1,375
GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~			7		7
HarborView Mortgage Loan Trust
3.974% due 07/19/2037 •			3,704		3,448
4.234% due 12/19/2036 •			3,424		3,420
HomeBanc Mortgage Trust
4.303% due 04/25/2037 ~			173		157
IndyMac IMSC Mortgage Loan Trust
3.913% due 03/25/2047 •			10,268		6,348
IndyMac INDX Mortgage Loan Trust
4.063% due 06/25/2037 •			147		45
4.183% due 05/25/2046 •			306		285
4.355% due 12/25/2034 ~			4		4
4.543% due 05/25/2034 •			2		2
JP Morgan Alternative Loan Trust
6.000% due 12/27/2036			1,695		770
JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~			16,412		16,472
5.114% due 02/25/2035 ~			4		4
6.000% due 01/25/2036			250		114
Lehman XS Trust
4.163% due 09/25/2046 •			4,498		4,530
Lugo Funding DAC
3.195% due 05/26/2066 •	EUR		6,554		7,479
MASTR Adjustable Rate Mortgages Trust
4.544% due 12/25/2046 •			$4,653		3,759
Merrill Lynch Alternative Note Asset Trust
4.143% due 07/25/2047 •			1,731		1,552
Merrion Square Residential DAC
3.378% due 03/24/2081 •	EUR		7,551		8,656
MFA Trust
1.131% due 07/25/2060 ~			$2,766		2,539
4.400% due 03/25/2068 þ			2,563		2,546
Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~			731		714
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ			804		781
5.332% due 06/26/2056 •			18,500		18,546
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~			1,838		1,777
6.864% due 10/25/2063 þ			4,448		4,458
NYMT Loan Trust
3.750% due 11/25/2069 ~			3,323		3,197
OBX Trust
3.699% due 04/25/2053 ~			3,874		3,887
5.441% due 05/25/2065 ~			4,706		4,711
6.030% due 01/25/2064 þ			2,083		2,095

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.233% due 05/25/2064 þ			1,292		1,299
6.567% due 06/25/2063 þ			1,643		1,639
Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~			586		557
PRKCM Trust
6.333% due 03/25/2059 þ			1,316		1,322
6.431% due 05/25/2059 þ			1,920		1,933
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD		55,700		38,438
5.713% due 12/30/2057 «(a)			1,900		1,313
5.863% due 12/30/2057 «(a)			1,300		898
6.163% due 12/30/2057 «(a)			700		484
6.563% due 12/30/2057 «(a)			500		345
PRPM LLC
4.000% due 11/25/2054 þ			$1,591		1,552
4.200% due 12/25/2064 þ			1,891		1,862
4.500% due 02/25/2055 þ			2,079		2,055
5.185% due 02/25/2031 þ			2,818		2,784
5.250% due 05/25/2056 ~			2,677		2,676
RALI Trust
3.870% due 11/25/2037 ~			3,515		2,952
4.063% due 02/25/2047 •			4,750		4,437
4.083% due 01/25/2037 •			2,886		2,652
4.103% due 01/25/2037 •			1,706		1,531
4.133% due 12/25/2036 •			43		39
5.000% due 09/25/2036			95		72
6.000% due 03/25/2037			1,085		939
6.509% due 09/25/2034 ~			825		832
Residential Asset Securitization Trust
4.113% due 10/25/2048			3		3
5.500% due 09/25/2035			2,503		991
Sequoia Mortgage Trust
4.510% due 11/25/2063 ~			4,683		4,682
Structured Adjustable Rate Mortgage Loan Trust
5.144% due 01/25/2035 •			37		35
Structured Asset Mortgage Investments II Trust
3.883% due 08/25/2036 •			3,490		3,114
4.143% due 07/25/2046 •			1,076		887
4.203% due 05/25/2036 •			49		42
4.203% due 05/25/2046 •			313		99
4.254% due 07/19/2035 •			13		12
4.323% due 02/25/2036 •			68		58
5.148% due 02/25/2036 •			282		245
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.032% due 06/25/2033 ~			1		1
Towd Point Mortgage Trust
4.763% due 10/25/2059 •			624		625
Verus Securitization Trust
5.218% due 09/25/2069 ~			1,431		1,429
5.417% due 07/25/2070 þ			5,364		5,377
6.116% due 03/25/2069 þ			4,841		4,862
6.192% due 06/25/2069 þ			2,004		2,021
6.218% due 06/25/2069 þ			857		862
6.665% due 09/25/2068 þ			2,225		2,227
WaMu Mortgage Pass-Through Certificates Trust
4.343% due 10/25/2045 •			198		193
4.343% due 12/25/2045 •			4,481		4,145
4.383% due 01/25/2045 •			7		7
4.403% due 01/25/2045 •			13		13
4.744% due 02/25/2046 •			3,088		2,875
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.574% due 11/25/2046 •			1,577		1,443
4.594% due 10/25/2046 •			2,579		2,318

Total Non-Agency Mortgage-Backed Securities (Cost $308,066)					310,471

ASSET-BACKED SECURITIES 18.6%
AUTOMOBILE ABS OTHER 0.2%
Carvana Auto Receivables Trust
3.160% due 06/12/2028			4,436		4,353
5.050% due 05/12/2031			4,363		4,382

					8,735

AUTOMOBILE SEQUENTIAL 0.4%
BofA Auto Trust
5.350% due 11/15/2028			245		246
FHF Issuer Trust
4.940% due 11/15/2030			893		890
FHF Trust
6.570% due 06/15/2028			224		225

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	$		$
GLS Auto Select Receivables Trust
5.240% due 03/15/2030		131		131
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		12,400		12,521
Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		261		260
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		269		269
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		548		548

				15,090

CMBS OTHER 1.4%
Acore Issuer LLC
5.089% due 08/20/2043 •		5,300		5,303
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		1,500		1,502
AREIT Trust
5.878% due 06/17/2039 •		4,288		4,298
6.430% due 06/17/2039 •		7,461		7,470
BRSP Ltd.
5.089% due 08/19/2043 •		8,400		8,416
FS Rialto Issuer LLC
5.089% due 01/19/2044 •		7,600		7,624
KREF Ltd.
5.089% due 02/17/2039 •		314		315
MF1 Ltd.
5.389% due 02/19/2037 •		7,000		7,015
PFP Ltd.
5.137% due 08/18/2043 •		1,500		1,506
Starwood Ltd.
5.393% due 11/15/2038 •		9,544		9,526

				52,975

HOME EQUITY OTHER 5.4%
ACE Securities Corp. Home Equity Loan Trust
4.083% due 03/25/2037 •		3,372		1,432
4.243% due 12/25/2036 •		9,322		4,931
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.468% due 10/25/2035 •		5,305		5,093
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.888% due 11/25/2034 •		2,887		2,815
Argent Mortgage Loan Trust
4.243% due 05/25/2035 •		1,456		1,353
Asset-Backed Securities Corp. Home Equity Loan Trust
4.858% due 02/25/2035 •		210		218
Countrywide Asset-Backed Certificates
4.043% due 03/25/2037 •		1,569		1,463
Countrywide Asset-Backed Certificates Trust
3.963% due 06/25/2047 •		1,817		1,603
4.013% due 06/25/2047 •		1,166		1,122
4.043% due 06/25/2035 •		2,279		2,071
4.123% due 11/25/2047 •		826		798
4.183% due 05/25/2047 •		2,653		2,624
4.203% due 09/25/2037 •		301		328
4.798% due 12/25/2035 •		4,240		4,178
Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ		4,500		4,517
Fremont Home Loan Trust
4.033% due 10/25/2036 •		1,487		1,347
4.423% due 01/25/2036 •		100		98
GE-WMC Mortgage Securities Trust
3.843% due 08/25/2036 •		5		2
GSAA Trust
4.828% due 06/25/2035 •		830		831
GSAMP Trust
3.943% due 11/25/2035 •		43		3
4.263% due 05/25/2046 •		6,382		6,166
5.563% due 06/25/2035 •		5,083		4,917
Home Equity Loan Trust
4.103% due 04/25/2037 •		10,740		9,587
HSI Asset Securitization Corp. Trust
3.903% due 12/25/2036 •		7,057		6,241
3.963% due 07/25/2036 •		3,517		1,486
4.228% due 03/25/2036 •		10,426		9,359
JP Morgan Mortgage Acquisition Trust
3.945% due 07/25/2036 •		7,512		7,183
4.168% due 05/25/2036 •		459		456
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		17,050		16,860
Long Beach Mortgage Loan Trust
4.103% due 12/25/2036 •		8,347		2,860

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.283% due 08/25/2045 •		501		487
4.678% due 08/25/2035 •		1,800		1,678
MASTR Asset-Backed Securities Trust
3.983% due 11/25/2036 •		15,627		4,346
4.513% due 10/25/2035 •		6,572		6,771
Merrill Lynch Mortgage Investors Trust
3.983% due 07/25/2037 •		11,453		4,270
3.983% due 08/25/2037 •		4,093		1,956
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 10/25/2036 •		537		484
3.893% due 02/25/2037 •		2,072		1,859
4.083% due 09/25/2036 •		787		328
4.333% due 12/25/2035 •		3,684		3,262
4.468% due 12/25/2034 •		579		580
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.258% due 03/25/2036 •		3,233		3,040
Option One Mortgage Loan Trust
4.303% due 01/25/2036 •		5,781		5,500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.813% due 10/25/2034 •		273		271
5.563% due 09/25/2034 •		3,625		3,571
5.563% due 12/25/2034 •		305		302
5.938% due 09/25/2034 •		15,000		13,835
RCKT Mortgage Trust
5.472% due 06/25/2055 þ		4,474		4,481
6.025% due 02/25/2044 ~		401		402
6.147% due 06/25/2044 þ		1,167		1,172
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		12,593		2,996
Residential Asset Mortgage Products Trust
4.203% due 12/25/2035 •		399		369
Residential Asset Securities Corporation Trust
4.033% due 08/25/2036 •		5,398		5,355
4.468% due 11/25/2035 •		2,636		2,595
Securitized Asset-Backed Receivables LLC Trust
2.799% due 01/25/2036 þ		5,631		4,803
4.243% due 07/25/2036 •		4,977		1,873
Soundview Home Loan Trust
4.123% due 02/25/2037 •		586		157
4.228% due 02/25/2036 •		2,906		2,728
4.363% due 01/25/2037 •		9,554		9,335
Structured Asset Investment Loan Trust
4.023% due 07/25/2036 •		736		541
4.693% due 06/25/2035 •		5,127		5,012
4.713% due 08/25/2033 •		2,856		2,803
Structured Asset Securities Corp. Mortgage Loan Trust
3.923% due 03/25/2036 •		206		199
Towd Point Mortgage Trust
6.125% due 02/25/2064 ~		848		850
6.290% due 05/25/2064 ~		2,313		2,327
WaMu Asset-Backed Certificates Trust
3.988% due 05/25/2037 •		2,526		2,409

				204,889

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust
4.023% due 03/25/2037 •		78		77

WHOLE LOAN COLLATERAL 0.6%
Bear Stearns Asset-Backed Securities Trust
5.598% due 10/25/2036 ~		66		66
Citigroup Mortgage Loan Trust, Inc.
4.183% due 08/25/2036 •		7,016		6,957
Lehman XS Trust
4.083% due 05/25/2036 •		1,733		1,572
Pretium Mortgage Credit Partners LLC
5.391% due 08/25/2055 þ		2,678		2,682
5.510% due 04/25/2056 þ		3,146		3,140
5.668% due 06/25/2066 þ		2,463		2,467
Securitized Asset-Backed Receivables LLC Trust
4.103% due 08/25/2036 •		548		175
4.423% due 08/25/2035 •		877		684
4.813% due 03/25/2035 •		908		909
VCAT LLC
5.062% due 02/25/2056 þ		2,680		2,667

				21,319

OTHER ABS 10.6% 37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		3,700		3,704

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
ACHV ABS Trust
5.040% due 04/26/2032			301		302
AGL CLO 9 Ltd.
5.040% due 04/20/2037 •			11,000		11,013
AlbaCore Euro CLO IV DAC
3.194% due 07/15/2035 •	EUR		2,548		2,918
Anchorage Capital CLO 7 Ltd.
4.990% due 04/28/2037 •			$4,700		4,706
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038			3,323		3,246
Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038			1,101		1,070
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039			800		762
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040			700		667
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040			6,800		6,734
Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039			1,100		1,047
Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037			1,142		1,125
ARES European CLO XII DAC
3.088% due 04/20/2032 •	EUR		2,674		3,057
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			4,300		4,913
ARES LXV CLO Ltd.
5.167% due 07/25/2034 •			$1,500		1,502
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •			5,300		5,306
Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •			2,655		2,658
Aurium CLO IV DAC
2.973% due 01/16/2031 •	EUR		3,739		4,278
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •			$6,000		6,005
Birch Grove CLO Ltd.
5.270% due 07/17/2037 •			13,400		13,438
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •			4,300		4,301
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •			6,400		6,403
BNPP AM Euro CLO DAC
3.014% due 07/22/2032 •	EUR		5,340		6,100
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •			4,500		5,151
Carlyle Euro CLO DAC
2.200% due 08/15/2032			2,000		2,231
3.173% due 08/15/2032 •			661		756
3.493% due 08/15/2038 •			5,800		6,640
Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •			$4,700		4,704
College Avenue Student Loans LLC
2.320% due 07/26/2055			3,455		3,180
Crown Point CLO 10 Ltd.
5.637% due 07/20/2034 •			2,150		2,156
CVC Cordatus Opportunity Loan Fund-R DAC
3.823% due 08/15/2033 •	EUR		3,950		4,523
Gallatin CLO VIII Ltd.
5.585% due 07/15/2031 •			$3,100		3,106
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •			8,700		8,708
5.075% due 04/20/2035 •			4,400		4,410
5.175% due 04/20/2035 •			9,400		9,402
IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •			4,079		4,083
Invesco Euro CLO III DAC
3.260% due 10/30/2038 •	EUR		3,850		4,405
Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •			2,400		2,746
Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •			$6,000		6,005
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •			7,200		7,208
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			7,800		7,809
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •			6,600		6,608
LCM 31 Ltd.
4.955% due 07/20/2034 •			3,000		3,003
LCM 36 Ltd.
4.743% due 01/15/2034 •			4,000		4,001
Lendmark Funding Trust
1.900% due 11/20/2031			5,291		5,197

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Madison Park Euro Funding X DAC
2.905% due 10/25/2030 •	EUR		1,814		2,073
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •			3,057		3,497
Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •			$5,700		5,705
Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •			7,100		7,105
Nelnet Student Loan Trust
4.670% due 06/22/2065			9,803		9,605
4.959% due 06/22/2065 •			7,457		7,478
5.809% due 02/20/2041 •			433		442
6.640% due 02/20/2041			394		404
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR		3,100		3,546
OCP Euro CLO DAC
3.527% due 04/15/2037 «•			5,300		6,056
Palmer Square European Loan Funding DAC
3.134% due 07/15/2035 •			2,777		3,175
3.150% due 10/15/2035 •			5,500		6,292
3.754% due 10/15/2034 •			3,000		3,428
3.983% due 08/15/2033 •			2,000		2,291
4.004% due 07/15/2035 •			2,500		2,867
4.173% due 05/15/2034 •			1,400		1,605
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •			$5,292		5,294
4.493% due 01/15/2033 •			7,170		7,164
Post CLO Ltd.
4.775% due 04/20/2035 •			5,700		5,705
Progress Residential Trust
2.013% due 11/17/2040			2,166		2,025
Providus CLO V DAC
3.513% due 11/15/2039 •	EUR		5,300		6,063
Providus CLO VIII DAC
3.415% due 11/20/2038 •			3,700		4,230
Rockford Tower CLO Ltd.
4.875% due 07/20/2035 •			$6,500		6,508
Romark CLO V Ltd.
4.863% due 01/15/2035 •			6,200		6,201
Romark Credit Funding Ltd.
5.423% due 07/29/2043			7,000		7,018
SLM Private Education Loan Trust
8.490% due 10/15/2041 •			3,700		3,841
SMB Private Education Loan Trust
5.060% due 03/16/2054			2,402		2,404
5.143% due 11/15/2052 •			673		677
5.443% due 05/16/2050 •			1,101		1,113
SoFi Professional Loan Program LLC
2.540% due 05/15/2046			1,752		1,692
Sunbit Asset Securitization Trust
5.360% due 07/15/2030			4,000		4,003
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •			1,711		1,712
Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •			4,600		4,606
TCI-Symphony CLO Ltd.
5.480% due 10/13/2032 •			5,000		5,008
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •			4,500		4,506
Tikehau CLO IX DAC
3.458% due 01/20/2037 •	EUR		4,200		4,807
Tikehau CLO X DAC
3.483% due 04/20/2038 •			4,800		5,492
4.098% due 04/20/2038 •			2,500		2,861
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •			$6,400		6,403
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •			6,700		6,702
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •			6,294		6,299
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •			6,200		6,207
Upstart Pass-Through Trust
4.300% due 05/20/2030			104		104
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030			59		59
UPX HIL Issuer Trust
5.160% due 01/25/2047			2,129		2,113
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •			2,339		2,338
5.325% due 07/20/2032 •			6,600		6,611

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Wise CLO Ltd.
5.475% due 04/20/2038 •			3,120		3,134

					399,756

Total Asset-Backed Securities (Cost $715,938)					702,841

SOVEREIGN ISSUES 11.1%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029			2,200		2,216
5.000% due 04/30/2034			2,100		2,136
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		1,875,000		2,008
5.800% due 10/01/2029			815,000		910
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		4,500		5,160
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		237,239		44,451
0.000% due 04/01/2027 (d)			144,305		25,403
Colombia Government International Bonds
6.500% due 01/21/2033			$1,000		1,017
Colombia TES
9.250% due 05/28/2042	COP		1,147,000		273
11.000% due 08/22/2029			15,714,000		4,462
11.500% due 07/25/2046			762,500		216
11.750% due 01/24/2035			236,373,600		67,925
12.000% due 03/13/2058			415,500		120
12.750% due 11/28/2040			4,890,800		1,493
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR		700		853
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT		619,000		1,348
Eagle Funding Luxco SARL
5.500% due 08/17/2030			$16,100		16,185
Ecuador Government International Bonds
0.000% due 07/31/2030 (d)			4,051		3,505
Egypt Government Bonds
19.698% due 10/14/2030	EGP		231,000		4,482
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR		5,100		5,639
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY		2,100,000		9,572
Peru Government Bonds
6.150% due 08/12/2032	PEN		13,500		4,278
6.850% due 08/12/2035			33,200		10,222
7.300% due 08/12/2033			60,600		19,862
7.600% due 08/12/2039			3,300		1,037
Peru Government International Bonds
5.400% due 08/12/2034			54,200		15,496
6.150% due 08/12/2032			220,800		69,960
6.950% due 08/12/2031			7,440		2,476
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		494,990		25,907
7.000% due 02/28/2031			517,970		30,544
8.250% due 03/31/2032			37,900		2,340
8.500% due 01/31/2037			59,100		3,594
8.875% due 02/28/2035			328,700		20,796
9.000% due 01/31/2040			5,200		321
Romania Government International Bonds
6.750% due 07/11/2039	EUR		6,723		8,155
Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY		106,900		2,304
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~			800		17
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~			103,000		2,229

Total Sovereign Issues (Cost $391,957)					418,912

		SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (b)			137,511		32,774

INFORMATION TECHNOLOGY 3.0%
NVIDIA Corp.			574,590		114,970

Total Common Stocks (Cost $144,469)					147,744

EXCHANGE-TRADED FUNDS 18.2%
iShares Core S&P 500 ETF			690,177		516,866

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$	$
State Street SPDR Portfolio S&P 500 ETF		1,943,900		170,830

Total Exchange-Traded Funds (Cost $673,141)				687,696

		PRINCIPAL
		AMOUNT
		(000s)
SHORT-TERM INSTRUMENTS 11.5%
COMMERCIAL PAPER 1.6%
Alimentation Couche-Tard, Inc.
4.040% due 07/13/2026		$5,800		5,792
Constellation Energy Generation LLC
4.110% due 08/03/2026		2,700		2,688
4.150% due 07/02/2026		15,600		15,596
Glencore Funding LLC
4.050% due 08/10/2026		16,700		16,624
4.050% due 08/11/2026		19,300		19,210

				59,910

REPURCHASE AGREEMENTS (f) 6.3%
				237,900

EGYPT TREASURY BILLS 0.0%
23.928% due 09/15/2026 - 10/20/2026 (c)(d)	EGP	26,850		514

NIGERIA TREASURY BILLS 0.0%
21.612% due 08/11/2026 (d)(e)	NGN	1,143,200		809

U.S. TREASURY BILLS 3.6%
3.753% due 07/16/2026 - 09/24/2026 (c)(d)(i)(k)		$135,198		134,746

Total Short-Term Instruments (Cost $433,907)				433,879

Total Investments in Securities (Cost $6,224,365)				6,269,270

		SHARES
INVESTMENTS IN AFFILIATES 13.3%
SHORT-TERM INSTRUMENTS 13.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.3%
PIMCO Short Asset Portfolio		25,183,423		248,057
PIMCO Short-Term Floating NAV Portfolio III		26,384,679		257,013

Total Short-Term Instruments (Cost $502,594)				505,070

Total Investments in Affiliates (Cost $502,594)				505,070

Total Investments 179.1% (Cost $6,726,959)				$6,774,340
Financial Derivative Instruments (h)(j) 4.0%(Cost or Premiums, net $94,917)				152,490
Other Assets and Liabilities, net (83.1)%				(3,144,467)

Net Assets 100.0%				$3,782,363

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$214,200	U.S. Treasury Notes 1.125% - 4.125% due 11/30/2029 - 02/15/2031	$(218,287)	$214,200	$214,222
SAL	3.630	06/30/2026	07/01/2026	23,700	U.S. Treasury Bills 0.000% due 10/27/2026	(24,183)	23,700	23,702

Total Repurchase Agreements						$(242,470)	$237,900	$237,924

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.740%	06/10/2026	07/13/2026	(31,164)	$(31,232)
	3.740	06/22/2026	07/13/2026	(17,542)	(17,559)
	3.750	06/29/2026	07/01/2026	(29,822)	(29,828)
	3.750	06/29/2026	07/13/2026	(239,375)	(239,425)
	3.750	06/30/2026	07/07/2026	(6,620)	(6,621)
SAL	3.750	06/16/2026	07/13/2026	(20,706)	(20,738)
	3.760	06/12/2026	07/13/2026	(131,465)	(131,726)
	3.770	06/24/2026	07/13/2026	(59,468)	(59,512)
	3.770	06/25/2026	07/13/2026	(3,214)	(3,216)
WFS	3.730	06/15/2026	07/13/2026	(59,227)	(59,325)

Total Reverse Repurchase Agreements					$(599,182)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.8)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$11,200	$(9,818)	$(9,942)
Government National Mortgage Association, TBA	3.000	08/01/2056	99,000	(87,607)	(87,816)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	71,120	(56,818)	(56,784)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056	1,770	(1,475)	(1,479)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	99,000	(82,510)	(82,704)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056	8,900	(7,769)	(7,757)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	75,810	(68,268)	(68,735)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	18,970	(17,702)	(17,733)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	39,860	(38,216)	(38,155)

Total Short Sales (9.8)%				$(370,183)	$(371,105)

(g)	Securities with an aggregate market value of $616,250 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(77,218) at a weighted average interest rate of 3.755%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	422	$422	$181	$31

Total Purchased Options					$181	$31

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	16	$2,746	$1	$0	$(1)
California Carbon Allowance Vintage Futures	12/2026	444	14,634	(158)	0	(67)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,130	124,176	536	0	(335)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,502	309,611	(154)	0	(176)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	8,413	900,585	116	0	(1,577)
Eurex 30 Year Euro BUXL Futures	09/2026	1	127	3	0	0
Euro-BTP Italian Bond Futures	09/2026	342	46,638	409	0	(23)
ICE U.S. mini MSCI EAFE Index Futures	09/2026	796	125,183	184	251	(1)
SFE 10 Year Australian Bond Futures	09/2026	560	42,578	602	81	(97)
Three Month SONIA Index Futures	06/2027	1,043	331,864	1,555	0	(121)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,044	117,417	1,576	0	(408)
Ultra U.S. Treasury Bond Futures	09/2026	82	9,525	98	0	(62)

				$4,768	$332	$(2,868)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	35	$(9,737)	$7	$3	$(1)
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	506	(185,695)	(5,439)	0	(1,569)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	1,134	(416,930)	(3,663)	0	(3,600)
CBOT U.S. Long Bond Futures	09/2026	666	(75,591)	(1,968)	437	0
French Government Bond Futures	09/2026	1,702	(233,326)	(896)	408	0
SFE 3 Year Australian Bond Futures	09/2026	50	(3,621)	(18)	3	(2)
Three-Month SOFR Futures	06/2027	6	(1,439)	(1)	1	0
TSE Japanese 10 Year Bond Futures	09/2026	153	(120,230)	(342)	433	0

				$(12,320)	$1,285	$(5,172)

Total Futures Contracts				$(7,552)	$1,617	$(8,040)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.238%	$8,500	$109	$(76)	$33	$0	$0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.608	200	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039	2,100	24	(14)	10	0	0

						$132	$(89)	$43	$0	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

										Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030	$		50,900	$(939)	$(178)	$(1,117)	$6	$0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031			17,470	(354)	(34)	(388)	2	0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031		EUR	2,720	(232)	(113)	(345)	0	(7)
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031			15,640	(309)	(96)	(405)	0	(4)

							$(1,834)	$(421)	$(2,255)	$8	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$2,484	$(92)	$101	$9	$0	$(1)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(26)	28	2	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	8	1	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	9	1	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	1,270	(29)	26	(3)	0	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031	4,400	(120)	43	(77)	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	196	15	2	17	0	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	23,879	1,150	808	1,958	0	(12)

					$883	$1,025	$1,908	$1	$(13)

INTEREST RATE SWAPS

										Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	251,000	$(1,545)	$(2,549)	$(4,094)	$0	$(320)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		700	(4)	15	11	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	24	22	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		1,400	(4)	(38)	(42)	0	(3)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		29,100	(854)	31	(823)	0	(71)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		73,800	(1,070)	(1,794)	(2,864)	0	(194)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		14,760	697	66	763	74	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	20,212,300	(3,392)	(2,753)	(6,145)	0	(642)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		5,080,000	(2,370)	(2,523)	(4,893)	0	(492)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$640	(3)	8	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		19,700	0	130	130	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,500	0	16	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		14,720	0	86	86	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	47	804	48	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		1,264,000	(8,182)	(1,279)	(9,461)	0	(726)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	49,600	450	(176)	274	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	85,820	347	130	477	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	4,500	(9)	19	10	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	107,950	5,055	(1,418)	3,637	203	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	41,600	1,087	317	1,404	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	105,180	(2,088)	2,840	752	229	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	10,800	(31)	(4)	(35)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	248,270	(4,564)	6,162	1,598	580	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	44,910	418	389	807	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	36,200	105	176	281	107	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	26,500	3,096	(25)	3,071	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	41,772	(768)	1,215	447	144	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	93,060	(2,121)	3,083	962	333	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	52,900	32	(616)	(584)	0	(196)
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033	54,300	(253)	(351)	(604)	0	(196)
Pay	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033	53,700	(258)	(412)	(670)	0	(194)
Pay	1-Day USD-SOFR Compounded-OIS	3.646	Annual	04/17/2033	29,200	(224)	(278)	(502)	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	04/29/2033	46,600	(326)	(399)	(725)	0	(170)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/30/2033	46,700	(436)	(617)	(1,053)	0	(170)
Pay	1-Day USD-SOFR Compounded-OIS	3.600	Annual	06/04/2033	51,300	(256)	(793)	(1,049)	0	(190)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	25,350	438	250	688	96	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	109,900	7,184	(848)	6,336	412	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	06/23/2033	50,000	(307)	(165)	(472)	0	(187)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	11,600	870	(514)	356	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	430	(2)	5	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	22,540	199	141	340	96	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	400	(2)	13	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	1,100	(4)	46	42	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	550	(3)	34	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,000	(5)	61	56	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	760	(3)	43	40	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	2,800	(11)	(10)	(21)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	2,100	(8)	(6)	(14)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	2,700	(12)	(22)	(34)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	1,300	(6)	(4)	(10)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	136,100	(856)	3,125	2,269	604	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	900	(3)	7	4	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	2,000	(6)	2	(4)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	2,000	(5)	(13)	(18)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	1,000	(3)	(5)	(8)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	1,300	(4)	(3)	(7)	0	(6)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		2,100	(6)	(4)	(10)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		2,000	(5)	(4)	(9)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		2,600	(7)	(9)	(16)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		800	(2)	3	1	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		2,500	(7)	17	10	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		1,400	(4)	16	12	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		1,200	(3)	16	13	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		2,000	(5)	25	20	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		800	(3)	1	(2)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,100	(4)	11	7	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,300	(8)	19	11	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,000	(4)	12	8	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	28	19	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(7)	19	12	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,200	(6)	17	11	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,200	(9)	8	(1)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,700	(11)	23	12	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(8)	25	17	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		3,700	(18)	(47)	(65)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		327,260	681	5,911	6,592	1,551	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		29,740	(460)	1,073	613	143	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		4,400	(9)	101	92	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,100	(8)	84	76	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036		5,500	(15)	(9)	(24)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036		2,200	(6)	4	(2)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		6,100	(15)	11	(4)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		15,435	260	94	354	77	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		61,660	(601)	(759)	(1,360)	0	(314)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		46,000	192	872	1,064	240	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		39,940	1,262	1,881	3,143	371	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		23,200	0	(605)	(605)	0	(244)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		24,140	0	(601)	(601)	0	(255)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		29,010	3,456	3,461	6,917	259	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		101,900	3,155	9,075	12,230	1,040	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		56,830	(4,718)	(2,114)	(6,832)	0	(582)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		24,690	617	1,287	1,904	266	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		10,660	(433)	70	(363)	0	(119)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		26,460	(1,370)	1,030	(340)	0	(285)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	13,500	0	(22)	(22)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		154,700	2	(247)	(245)	6	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		26,800	0	(36)	(36)	1	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		141,600	0	(679)	(679)	59	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		244,100	0	(1,085)	(1,085)	102	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		262,900	0	(1,054)	(1,054)	110	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		94,500	(1)	(420)	(421)	39	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		7,500	0	(32)	(32)	3	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		243,390	(982)	(320)	(1,302)	138	0
Receive	1-Year BRL-CDI	14.210	Maturity	01/02/2031		239,100	0	(238)	(238)	0	(133)
Pay(7)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	50,200	299	184	483	0	(4)
Pay(7)	3-Month COP-IBR Compounded-OIS	4.668	Annual	06/16/2036	CZK	3,800	0	2	2	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.510	Annual	06/17/2036		9,300	0	3	3	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.375	Annual	07/01/2036		22,340	0	1	1	1	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	15,140	2	(30)	(28)	0	(7)
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		2,300	0	(3)	(3)	0	(1)
Receive(7)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		1,400	0	(3)	(3)	0	(1)
Pay(7)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		660	0	4	4	0	0
Receive(7)	3-Month PLN-WIBOR	4.960	Annual	06/16/2036		680	0	(2)	(2)	0	0
Receive(7)	3-Month PLN-WIBOR	4.800	Annual	06/17/2036		1,680	0	(3)	(3)	0	(1)
Receive(7)	3-Month PLN-WIBOR	4.665	Annual	07/01/2036		4,000	0	(1)	(1)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	(238)	(456)	0	(14)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		70,800	1,426	(2,438)	(1,012)	0	(19)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	740,000	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		619,000	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		1,097,100	0	(3)	(3)	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,100	(2)	1	(1)	0	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		84,290	(3)	35	32	1	0
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		12,600	0	4	4	0	0
Pay(7)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		7,600	0	3	3	0	0
Receive(7)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		3,140	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	2,100	(3)	37	34	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,900	(4)	29	25	1	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		1,100	(2)	19	17	1	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		6,990	29	(103)	(74)	0	(5)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		1,000	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(53)	(58)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(52)	(57)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(20)	(22)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(27)	(29)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(31)	(34)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(30)	(33)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	(32)	(37)	1	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		20	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(21)	(24)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		900	(3)	14	11	1	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		600	(2)	(1)	(3)	1	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,500	(4)	11	7	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,200	(3)	33	30	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,100	(3)	(28)	(31)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,300	(3)	(68)	(71)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,200	(3)	49	46	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		700	(2)	(24)	(26)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,500	(4)	(47)	(51)	0	(2)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,200	(3)	(23)	(26)	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,600	(4)	(45)	(49)	0	(2)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,300	(3)	(44)	(47)	0	(2)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		1,400	(5)	50	45	2	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,300	(5)	45	40	2	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,400	(5)	44	39	2	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		1,400	(5)	46	41	2	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,500	(5)	62	57	2	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		167,070	(4,651)	1,639	(3,012)	0	(220)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		126,820	3,133	(838)	2,295	165	0
Pay(7)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	24,300	(513)	281	(232)	0	(7)
Receive	CPURNSA	2.505	Maturity	03/25/2030		$118,300	0	760	760	51	0
Receive	CPURNSA	2.515	Maturity	03/27/2030		35,940	0	207	207	15	0
Receive	CPURNSA	2.515	Maturity	10/29/2030		24,100	0	127	127	14	0
Receive	CPURNSA	2.598	Maturity	09/28/2032		9,300	26	45	71	9	0
Receive	CPURNSA	2.480	Maturity	10/29/2035		83,540	(21)	70	49	80	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		10,010	60	(55)	5	0	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		6,000	0	(83)	(83)	2	0
							$(8,918)	$17,219	$8,301	$8,456	$(6,306)

Total Swap Agreements							$(9,737)	$17,734	$7,997	$8,465	$(6,330)

(i)	Securities with an aggregate market value of $68,330 and cash of $58,568 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(8)	Unsettled variation margin asset of $20 for closed swap agreements is outstanding at period end.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	66,338		$47,437	$1,508	$0
	07/2026	CNH	3,525		522	3	0
	07/2026	NZD	29,775		17,585	674	0
	07/2026	SGD	3,519		2,759	39	0
	07/2026		$420	CAD	597	1	0
	07/2026		15,073	NZD	26,682	81	0
	08/2026	CAD	596		$420	0	(1)
	08/2026	NZD	26,682		15,090	0	(81)
	08/2026		$3,914	SGD	5,057	4	0
BOA	07/2026	BRL	417		$80	0	(1)
	07/2026	COP	4,859		1	0	0
	07/2026	IDR	3,601,700		200	0	(1)
	07/2026	ILS	7,816		2,660	33	0
	07/2026	INR	14,462		150	0	(3)
	07/2026	JPY	11,121,642		69,912	1,511	0
	07/2026	NOK	26,010		2,745	117	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	07/2026	PEN	9,213		2,721	27	0
	07/2026	PHP	32,570		530	0	0
	07/2026	SGD	1,516		1,188	16	0
	07/2026	TWD	7,249		227	0	0
	07/2026		$81	BRL	417	0	0
	07/2026		2,958	CNH	20,003	0	(13)
	07/2026		2,396	INR	226,828	1	(3)
	07/2026		2,150	KRW	3,288,473	0	(25)
	07/2026		1,936	PEN	6,553	0	(19)
	07/2026		320	PLN	1,210	1	0
	07/2026		230	TWD	7,249	0	(2)
	08/2026	HKD	63,263		$8,085	5	0
	08/2026	ILS	9,022		3,034	0	(1)
	08/2026		$539	INR	51,121	0	0
	09/2026	COP	39,031,519		$10,464	0	(753)
	09/2026	INR	283,591		2,980	3	(2)
	09/2026	KZT	25,837		51	0	(1)
	09/2026	MXN	82,626		4,706	14	(3)
	09/2026		$2,453	COP	9,510,137	280	0
	09/2026		255	INR	24,290	0	0
	09/2026		473	PHP	29,181	0	0
	10/2026	BRL	9,400		$1,720	0	(62)
	10/2026		$1	COP	4,974	0	0
	12/2026	CLP	2,651,075		$2,920	41	0
BPS	07/2026	BRL	113,430		21,749	27	(250)
	07/2026	CAD	4,494		3,240	71	0
	07/2026	CHF	2,550		3,242	86	0
	07/2026	CLP	502,026		560	16	0
	07/2026	COP	10,075,575		2,790	0	(154)
	07/2026	EUR	1,054,552		1,228,369	23,456	(17)
	07/2026	GBP	4,257		5,730	83	0
	07/2026	HUF	231,217		759	16	0
	07/2026	IDR	345,780,633		19,294	9	(19)
	07/2026	ILS	17,088		5,798	53	0
	07/2026	INR	752,515		7,836	0	(114)
	07/2026	JPY	238,000		1,475	11	0
	07/2026	KRW	6,345,379		4,133	32	0
	07/2026	NOK	7,885		802	5	0
	07/2026	NZD	196		114	3	0
	07/2026	PHP	95,074		1,550	7	(6)
	07/2026	THB	89,557		2,730	36	(5)
	07/2026	TWD	38,852		1,219	0	0
	07/2026		$2,076	AUD	3,013	10	0
	07/2026		22,150	BRL	113,430	104	(281)
	07/2026		260	CAD	367	0	(1)
	07/2026		544	CLP	502,026	0	0
	07/2026		960	COP	3,307,144	7	0
	07/2026		1,655	EUR	1,444	0	(5)
	07/2026		2,231	GBP	1,674	4	(14)
	07/2026		7,632	IDR	136,586,931	8	(1)
	07/2026		19,252	INR	1,826,190	50	(29)
	07/2026		5,436	JPY	875,000	0	(54)
	07/2026		6,689	KRW	10,254,537	0	(60)
	07/2026	ZAR	102,856		$6,270	0	0
	08/2026	CAD	4,501		3,177	0	(1)
	08/2026	COP	2,908,618		842	0	(3)
	08/2026	DKK	166,705		25,445	0	(83)
	08/2026	EUR	5,811		6,630	0	(18)
	08/2026	IDR	41,861,668		2,330	0	(1)
	08/2026	ILS	9,546		3,234	28	(5)
	08/2026	NOK	1,813		183	0	0
	08/2026		$1,500	BRL	7,836	6	0
	08/2026		4,524	INR	429,389	3	0
	08/2026		1,219	TWD	38,919	1	0
	08/2026		3,904	ZAR	64,816	38	0
	09/2026	COP	6,027,674		$1,650	0	(82)
	09/2026	EUR	600		685	0	(3)
	09/2026	IDR	41,016,478		2,260	0	(17)
	09/2026	INR	158,642		1,644	0	(22)
	09/2026	PEN	4,885		1,426	1	0
	09/2026	THB	34,602		1,062	14	0
	09/2026		$716	AUD	1,000	0	(24)
	09/2026		100	BRL	515	0	(2)
	09/2026		673	GBP	500	0	(10)
	09/2026		9,320	IDR	162,988,978	0	(273)
	09/2026		1,836	INR	174,394	0	(4)
	09/2026		2,256	NOK	21,300	0	(106)
	09/2026		643	NZD	1,100	0	(17)
	09/2026		1,243	SEK	11,600	0	(42)
	09/2026		469	THB	15,380	0	(3)
	10/2026	BRL	72,539		$13,338	34	(445)
	12/2026		$1,521	IDR	27,685,150	6	0
	04/2027	BRL	72,105		$13,359	215	(10)
BRC	07/2026	CAD	2,950		2,137	57	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	07/2026	IDR	2,707,736		151	0	(1)
	07/2026	ILS	26,050		8,834	76	0
	07/2026	JPY	241,373		1,493	9	0
	07/2026	NZD	43,250		25,577	1,013	0
	07/2026	TRY	38,577		805	0	(10)
	07/2026		$1,412	AUD	2,006	0	(23)
	07/2026		5,740	MYR	23,376	9	(26)
	07/2026		3,828	SGD	4,923	0	(22)
	07/2026		41,074	TRY	1,945,191	273	0
	07/2026		50	TWD	1,589	0	0
	07/2026	ZAR	1,016,316		$62,570	622	0
	08/2026		$1,493	JPY	240,741	0	(9)
	09/2026		151	IDR	2,722,253	1	0
	09/2026		500	KRW	756,400	0	(11)
	09/2026		400	MYR	1,624	0	(1)
	09/2026		535	NZD	900	0	(22)
BSH	07/2026	BRL	12,200		$2,357	0	(7)
	07/2026	EUR	200,774		234,090	4,685	0
	07/2026	JPY	6,224,880		39,151	867	0
	07/2026		$2,407	BRL	12,200	0	(43)
	07/2026		26,112	NZD	46,216	136	0
	07/2026		2,054	PEN	7,009	0	(4)
	08/2026	NZD	46,216		$26,142	0	(136)
	08/2026		$1,370	PEN	4,641	0	(14)
	09/2026	GBP	600		$791	0	(5)
	09/2026	NOK	6,700		683	7	0
	09/2026		$1,641	BRL	8,417	0	(35)
	09/2026		200	COP	730,174	10	0
	09/2026		173	PEN	587	0	(2)
	10/2026	BRL	137,600		$25,399	0	(680)
	10/2026	PEN	7,041		2,054	2	0
	12/2026		11,481		3,393	55	0
	04/2027	BRL	13,400		2,483	39	0
CBK	07/2026		6,467		1,250	0	(3)
	07/2026	CAD	12,690		9,111	163	0
	07/2026	COP	18,448,420		4,886	0	(487)
	07/2026	CZK	29,263		1,402	24	0
	07/2026	DKK	82,083		12,809	262	0
	07/2026	EUR	42,976		50,120	1,016	0
	07/2026	GBP	3,107		4,187	65	0
	07/2026	HUF	116,545		383	8	0
	07/2026	IDR	12,016,974		671	0	(1)
	07/2026	ILS	19,054		6,559	153	0
	07/2026	INR	418,691		4,438	14	0
	07/2026	KRW	838,740		551	10	0
	07/2026	NOK	28,815		3,021	110	0
	07/2026	PEN	52,826		15,383	25	(92)
	07/2026	SEK	1,157,522		125,275	5,898	0
	07/2026	TWD	49,984		1,576	7	0
	07/2026		$1,249	BRL	6,467	3	0
	07/2026		130	CLP	116,402	0	(4)
	07/2026		1,570	COP	5,509,102	35	0
	07/2026		2,915	GBP	2,173	0	(33)
	07/2026		3,196	HUF	976,853	0	(59)
	07/2026		3,777	IDR	67,751,667	8	0
	07/2026		217	ILS	632	0	(5)
	07/2026		4,321	INR	418,691	102	0
	07/2026		2,842	KRW	4,323,536	0	(47)
	07/2026		3,941	PEN	13,435	2	(13)
	07/2026		2,035	PLN	7,435	0	(58)
	07/2026		2,496	SEK	23,070	0	(117)
	07/2026		20,537	TWD	649,702	1	(150)
	07/2026	ZAR	20,693		$1,257	0	(5)
	08/2026	CLP	174,830		190	0	0
	08/2026	COP	927,846		268	0	(1)
	08/2026	GBP	4,762		6,303	0	(14)
	08/2026	ILS	31,302		10,830	301	0
	08/2026	PEN	3,858		1,130	3	0
	08/2026	SEK	5,369		552	0	(3)
	08/2026		$959	ILS	2,849	0	(1)
	08/2026		840	INR	79,782	1	0
	08/2026		1,994	ZAR	35,510	165	0
	09/2026	COP	80,310,557		$20,731	0	(2,349)
	09/2026	IDR	153,937,512		8,527	0	(17)
	09/2026	INR	41,467		431	0	(4)
	09/2026	KZT	93,072		184	0	(6)
	09/2026	PEN	16,909		4,938	8	(3)
	09/2026	PHP	95,995		1,563	7	0
	09/2026	SEK	5,300		547	0	(2)
	09/2026	THB	183,029		5,600	65	(9)
	09/2026		$11,711	CLP	10,167,000	0	(672)
	09/2026		2,852	IDR	50,862,461	0	(29)
	09/2026		13	INR	1,258	0	0
	09/2026		1,405	MXN	25,106	22	(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	09/2026		313	PEN	1,075	1	0
	10/2026	COP	1,873,003		$526	0	(8)
	10/2026	PEN	21,463		6,313	59	0
	10/2026		$100	NGN	142,856	0	0
	11/2026	COP	3,783,069		$1,044	0	(27)
	11/2026	PEN	38,217		11,295	168	0
	12/2026		40,815		11,720	0	(146)
	12/2026		$4,860	IDR	88,360,919	12	0
	05/2027	PEN	20,896		$5,884	0	(162)
DUB	07/2026	CZK	92,477		4,442	88	0
	07/2026	IDR	8,815,821		493	1	0
	07/2026	INR	202,792		2,147	6	0
	07/2026	NOK	41,412		4,457	273	0
	07/2026	SGD	80		62	1	0
	07/2026		$25	IDR	448,598	0	0
	07/2026		1,426	INR	137,587	26	0
	07/2026		1,876	PLN	6,961	0	(26)
	07/2026	ZAR	471,429		$29,122	387	0
	09/2026	IDR	138,975,903		7,715	2	(1)
	09/2026	PEN	64,725		18,455	0	(430)
	09/2026		$847	AUD	1,200	0	(17)
	09/2026		4,182	IDR	75,809,260	30	(4)
	09/2026		2,537	INR	241,832	6	(5)
	09/2026		529	SEK	4,900	0	(22)
	12/2026		1,697	IDR	30,750,449	0	(1)
	02/2027	PEN	34,091		$9,807	0	(83)
FAR	07/2026	CHF	1,301		1,656	46	0
	07/2026	CNH	19,550		2,890	11	0
	07/2026	JPY	250,974		1,579	36	0
	07/2026	SGD	154,553		121,145	1,684	0
	07/2026	THB	7,912		240	2	0
	07/2026		$8,198	CNH	55,761	14	0
	07/2026		209,846	EUR	183,995	387	0
	07/2026		42,963	GBP	32,477	115	0
	07/2026		6,175	HUF	1,907,454	0	(53)
	07/2026		817,079	JPY	132,203,378	0	(3,995)
	07/2026		10,138	PLN	37,187	0	(253)
	07/2026		68,475	SEK	664,446	51	0
	07/2026		280	THB	9,157	0	(4)
	07/2026	ZAR	779,054		$47,207	0	(279)
	08/2026	AUD	106,794		73,483	0	(412)
	08/2026	CNH	55,639		8,198	0	(13)
	08/2026	EUR	183,995		210,129	0	(386)
	08/2026	GBP	88,008		116,428	0	(308)
	08/2026	ILS	11,892		4,154	154	0
	08/2026	JPY	131,857,427		817,079	4,016	0
	08/2026	SEK	663,268		68,475	0	(51)
	09/2026	ILS	897		300	0	(2)
	09/2026	PEN	21,551		6,367	81	0
	09/2026	THB	30,856		953	18	0
	09/2026		$2,389	INR	228,920	16	0
	09/2026		1,102	MXN	19,459	4	0
	09/2026		200	PLN	732	0	(6)
	12/2026	PEN	73,809		$21,409	0	(53)
GLM	07/2026	BRL	366,334		70,031	3	(935)
	07/2026	CLP	411,771		460	13	0
	07/2026	COP	16,083,935		4,228	0	(457)
	07/2026	IDR	62,314,496		3,481	0	(4)
	07/2026	INR	40,339		420	0	(6)
	07/2026	KRW	1,399,257		906	2	0
	07/2026	MYR	41,009		10,128	90	(2)
	07/2026	PLN	2,300		619	7	0
	07/2026		$69,425	BRL	366,334	1,858	(319)
	07/2026		40,359	CAD	57,430	135	0
	07/2026		4,107	COP	14,306,737	61	0
	07/2026		3,475	IDR	62,314,496	10	0
	07/2026		2,584	KRW	3,958,398	0	(25)
	07/2026		1,466	MYR	5,993	2	(1)
	07/2026		1,107	PHP	67,887	0	(1)
	07/2026		337	TRY	16,008	4	0
	07/2026		1,819	TWD	57,495	0	(15)
	07/2026		27,335	ZAR	451,417	181	0
	08/2026	CAD	57,349		$40,359	0	(135)
	08/2026		$1,456	INR	139,631	14	0
	09/2026	COP	12,004,052		$3,266	0	(184)
	09/2026	HUF	156,712		500	0	(2)
	09/2026	IDR	107,987,148		5,972	5	(27)
	09/2026	MXN	8,583		491	3	0
	09/2026	PHP	68,040		1,107	4	0
	09/2026	THB	127,956		3,943	67	0
	09/2026		$1,271	CHF	1,000	0	(23)
	09/2026		11,484	IDR	206,741,220	41	(50)
	09/2026		7,267	INR	698,724	73	0
	09/2026		1,458	MXN	25,397	0	(15)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	09/2026		2,270	MYR	9,173	0	(18)
	10/2026		52,201	BRL	276,532	210	0
	11/2026	COP	14,732,157		$4,107	0	(62)
	04/2027	BRL	33,500		6,241	130	0
IND	07/2026	DKK	146,743		22,908	476	0
JPM	07/2026	AUD	287,138		204,700	5,900	0
	07/2026	BRL	25,800		4,769	0	(229)
	07/2026	CHF	31,882		40,789	1,331	0
	07/2026	CLP	690,470		760	11	0
	07/2026	CZK	25,767		1,216	4	(1)
	07/2026	EUR	1,118	JPY	206,275	0	(9)
	07/2026	HUF	10,733		$36	1	0
	07/2026	ILS	75,072		25,486	322	(66)
	07/2026	INR	158,724		1,682	5	0
	07/2026	JPY	352,216	EUR	1,905	10	0
	07/2026	KRW	432,378		$279	0	0
	07/2026	NZD	2,256		1,333	52	0
	07/2026	PEN	17,708		5,130	0	(47)
	07/2026	PHP	19,627		320	1	0
	07/2026	THB	3,663		110	0	(1)
	07/2026		$5,024	BRL	25,800	9	(36)
	07/2026		1,300	CAD	1,820	0	(16)
	07/2026		9,587	HUF	2,932,182	0	(173)
	07/2026		537	IDR	9,657,139	2	0
	07/2026		1,681	INR	158,724	0	(4)
	07/2026		420	KRW	644,824	0	(3)
	07/2026		17,346	NOK	170,515	0	(120)
	07/2026		1,268	NZD	2,249	9	0
	07/2026		11,934	PLN	43,511	1	(368)
	07/2026		1,951	THB	65,210	13	0
	07/2026		140	TWD	4,465	0	0
	07/2026	ZAR	4,352		$268	3	0
	08/2026	GBP	182,320		241,259	0	(575)
	08/2026	HKD	235,018		30,042	24	0
	08/2026	ILS	44,038		15,138	326	0
	08/2026	JPY	206,275	EUR	1,120	9	0
	08/2026	NOK	153,542		$15,505	0	0
	08/2026		$1,792	INR	170,126	2	0
	09/2026	CAD	3,200		$2,261	0	(3)
	09/2026	IDR	11,311,476		625	0	(3)
	09/2026	INR	159,838		1,681	2	0
	09/2026	MXN	81,871		4,693	44	(3)
	09/2026	THB	84,180		2,543	13	(20)
	09/2026		$1,514	CAD	2,100	0	(28)
	09/2026		5,588	INR	533,067	8	0
	09/2026		2,762	JPY	440,800	0	(34)
	09/2026		6,587	MXN	115,182	0	(42)
	09/2026		800	PHP	48,924	2	(8)
	09/2026		500	SGD	635	0	(7)
	09/2026		798	THB	25,984	0	(11)
	10/2026	BRL	17,700		$3,223	0	(132)
	12/2026		$47,882	MXN	840,056	0	(487)
	04/2027	BRL	25,300		$4,630	27	(13)
MBC	07/2026	AUD	18,423		13,215	460	0
	07/2026	CHF	22,966		29,158	752	(18)
	07/2026	EUR	5,043		5,862	100	0
	07/2026	HUF	142,144		465	9	0
	07/2026	IDR	869,441		49	0	0
	07/2026	ILS	2,687		959	56	0
	07/2026	INR	202,645		2,146	6	0
	07/2026	JPY	22,075,250		138,959	3,190	0
	07/2026	NOK	103,101		11,096	680	0
	07/2026	SEK	2,521		271	11	0
	07/2026		$22,244	AUD	32,166	71	(45)
	07/2026		3,537	CHF	2,826	0	(40)
	07/2026		3,445	COP	13,051,684	356	0
	07/2026		30,688	DKK	201,113	56	0
	07/2026		1,260,650	EUR	1,109,826	7,512	(76)
	07/2026		249	IDR	4,476,550	1	0
	07/2026		3,308	INR	318,910	57	0
	07/2026		1,321	JPY	210,800	0	(24)
	07/2026		10,381	KRW	15,736,894	0	(207)
	07/2026		5,220	NOK	51,877	21	0
	07/2026		1,155	NZD	2,047	8	0
	07/2026		18,703	SEK	181,390	66	(63)
	07/2026		222	ZAR	3,644	0	0
	08/2026	AUD	26,704		$18,414	0	(63)
	08/2026	DKK	200,764		30,688	0	(56)
	08/2026	EUR	1,104,790		1,256,514	0	(7,512)
	08/2026	ILS	506		169	0	(1)
	08/2026	JPY	1,004,700		6,207	12	0
	08/2026	NOK	69,609		7,002	0	(27)
	08/2026	SEK	160,455		16,511	0	(67)
	08/2026		$634	INR	60,257	1	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	09/2026	AUD	3,300		$2,280	0	(1)
	09/2026	MXN	1,765		100	0	0
	09/2026	PEN	5,185		1,509	0	(4)
	09/2026	PLN	1,882		500	0	0
	09/2026	THB	57,340		1,717	0	(20)
	09/2026		$1,512	EUR	1,300	0	(22)
	09/2026		200	HUF	60,522	0	(6)
	09/2026		400	IDR	7,189,736	0	(1)
	09/2026		9,238	INR	883,888	48	(7)
	09/2026		500	SGD	637	0	(5)
	09/2026		400	THB	13,004	0	(6)
	09/2026		200	ZAR	3,268	0	(2)
MYI	07/2026	DKK	10,970		$1,712	35	0
	07/2026	NOK	16,985		1,823	107	0
	07/2026	PLN	3,080		818	0	(1)
	07/2026		$5,728	GBP	4,265	0	(71)
	07/2026		5,163	JPY	825,700	0	(85)
	08/2026	DKK	25,703		$3,926	0	(10)
	09/2026	PEN	10,307		2,998	0	(8)
	09/2026		$514	CHF	400	0	(15)
	09/2026	ZAR	8,312		$500	0	(4)
NGF	07/2026	IDR	57,679,576		3,223	0	(3)
	07/2026		$3,235	IDR	57,679,576	0	(9)
	07/2026		3,346	INR	321,873	53	0
	07/2026		183	TRY	8,614	0	0
	08/2026	SEK	285,704		$29,406	0	(111)
	09/2026	IDR	58,003,055		3,235	15	0
	09/2026		$1,745	IDR	31,052,648	0	(21)
RYL	08/2026		4,500	EUR	3,939	6	0
SCX	07/2026	CAD	9,477		$6,801	119	0
	07/2026	EUR	10,734	JPY	1,977,739	0	(101)
	07/2026	GBP	381,540		$510,988	4,895	0
	07/2026	INR	158,920		1,677	0	(1)
	07/2026	JPY	1,897,784	EUR	10,241	30	0
	07/2026		$2,678	GBP	2,004	0	(20)
	07/2026		1,248	IDR	22,399,236	3	0
	07/2026		4,403	INR	422,058	53	0
	07/2026		2,523	JPY	400,800	0	(58)
	07/2026		985	PEN	3,373	1	0
	07/2026		3,917	SGD	5,068	0	0
	08/2026	CHF	77,391		$95,936	0	(191)
	08/2026	HKD	221,785		28,357	29	0
	08/2026	JPY	1,977,739	EUR	10,748	102	0
	08/2026		$3,620	INR	346,818	32	0
	08/2026		1,152	NZD	2,035	5	0
	09/2026	CHF	500		$623	0	(1)
	09/2026	GBP	200		268	3	0
	09/2026	IDR	79,065,596		4,380	0	(9)
	09/2026	KZT	8,458		17	0	0
	09/2026	NZD	3,000		1,705	0	(3)
	09/2026	PEN	3,383		985	0	(2)
	09/2026	THB	32,159		981	9	(2)
	09/2026		$5,296	IDR	95,193,216	13	(25)
	09/2026		1,677	INR	159,985	1	0
SOG	07/2026	CNH	52,687		$7,788	30	0
	07/2026	DKK	154,063		23,988	437	0
	07/2026	JPY	94,363,574		593,977	13,617	0
	07/2026	SGD	228		176	0	0
	07/2026		$111,703	AUD	161,888	380	0
	07/2026		11	CAD	15	0	0
	07/2026		299,668	CHF	242,437	377	0
	07/2026		143,449	GBP	108,459	418	0
	07/2026		119,669	SGD	154,972	116	0
	08/2026	AUD	227,920		$157,065	0	(643)
	08/2026	CAD	481		339	0	(1)
	08/2026	CHF	241,566		299,668	0	(380)
	08/2026	GBP	108,459		143,444	0	(419)
	08/2026	SGD	154,624		119,669	0	(121)
	08/2026		$4,000	GBP	3,023	10	0
	08/2026		176	SGD	227	0	0
	09/2026		701	EUR	600	0	(14)
	09/2026		1,877	GBP	1,400	0	(20)
	09/2026		1,441	JPY	229,600	0	(21)
	09/2026		500	KRW	752,599	0	(13)
	09/2026		100	MXN	1,769	1	0
SSB	07/2026	BRL	6,620		$1,299	17	0
	07/2026	CAD	33,932		24,607	682	0
	07/2026	CHF	266,356		338,842	9,193	0
	07/2026	KRW	229,923		150	1	0
	07/2026		$371	CAD	525	0	0
	07/2026		9,212	EUR	8,080	20	0
	08/2026	CAD	525		$371	0	0
	08/2026	EUR	8,080		9,224	0	(20)
UAG	07/2026		123	JPY	22,726	0	(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

07/2026	NZD	1,717		$1,019	44	0
07/2026		$2,697	CHF	2,142	0	(46)
07/2026		1,910	PLN	6,979	0	(55)
08/2026	JPY	65,986	EUR	357	2	0
09/2026	CLP	8,413,418		$9,453	319	0
09/2026	COP	97,749,883		25,338	0	(2,753)
09/2026	MXN	7,125		406	1	0
09/2026	THB	10,640		324	2	0
11/2026	HUF	367,273	EUR	1,019	0	(4)

Total Forward Foreign Currency Contracts					$109,004	$(33,390)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

		$		$		$		$		$		$
Counterparty	Description			Strike Price		Expiration Date		Notional Amount(1)		Cost		Market Value
BOA	Put - OTC USD versus KRW		KRW		1,400.000		07/09/2026		6,355		$64		$0
	Put - OTC USD versus KRW				1,400.000		07/13/2026		4,115		28		0
	Put - OTC USD versus ZAR		ZAR		18.000		08/19/2026		16,240		713		1,546
JPM	Put - OTC USD versus KRW		KRW		1,400.000		09/04/2026		7,380		92		2

											$897		$1,548

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	384,500	$273	$963
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	322,700	407	309
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	30,400	41	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	3,700	32	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	1,900	25	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	3,800	32	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,800	23	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	11,700	32	22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	4,000	30	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	2,000	24	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	3,900	30	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,900	23	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	100,400	377	179
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	91,100	71	47
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	5,010	14	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	90,600	150	125
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	44,700	91	68
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	83,700	274	272
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	85,000	310	336
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	45,000	3,963	3,462
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	45,000	3,963	3,636
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	10,400	915	782
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	10,400	915	856
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	10,300	891	846
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	10,300	891	788
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	15,400	1,327	1,282
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	15,400	1,327	1,164

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	12,870	37	17
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	59,500	206	200
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	29,400	2,373	1,382
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	38,500	3,107	2,304
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	13,600	95	23
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	2,245,000	11,276	3,603
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	2,245,000	11,276	20,162
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	116,000	278	141
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	105,400	366	380
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	105,400	366	382
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	44,100	3,820	3,580
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	35,200	3,044	2,856
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	289,200	405	277
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	18,200	133	24
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	15,600	64	44
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	9,100	37	24
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	199,200	1,076	85
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	92,400	388	165
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	5,200	9	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	67,600	251	171
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	20,500	1,805	1,577
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	20,500	1,805	1,656
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	86,800	7,005	4,079
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	113,400	9,151	6,787
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	133,100	143	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	5,000	41	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	2,500	33	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	3,800	31	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,900	25	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	4,000	32	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	2,000	25	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,000	440	385
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,000	440	404
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	20,000	1,400	1,448
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	20,000	1,400	1,103
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	414,000	321	1,329
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	408,800	305	923
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	410,500	308	1,050
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	5,700	18	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	18,300	46	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	47,200	615	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	42,000	834	5

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	42,000	618	67
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	16,400	44	27
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	4,000	32	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	2,000	25	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	57,000	201	62
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	12,900	43	22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	10,600	934	816
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	10,600	934	857
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	106,400	189	193
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	21,400	1,883	1,671
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	21,400	1,883	1,713

							$88,067	$77,184

Total Purchased Options							$88,964	$78,732

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	49,900	$(23)	$(16)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	49,900	(80)	(4)
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	99,400	(98)	(125)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	99,400	(122)	(36)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	50,700	(52)	(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	30,400	(57)	(38)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	30,200	(43)	(27)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	130,100	(129)	(70)

						$(604)	$(317)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	6,355	$(23)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	4,115	(9)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	32,490	(688)	(1,297)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	7,380	(36)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	4,430	(70)	(38)

						$(826)	$(1,335)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	40,000	$(384)	$(336)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	2,300	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	2,300	(6)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	2,500	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	2,500	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	35,500	(370)	(299)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	19,310	(42)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	50,400	(201)	(202)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	50,800	(46)	(23)

							$(1,067)	$(875)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	$7,500	$(14)	$(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	31,500	(130)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	32,100	(65)	(58)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	57,700	(232)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	40,500	(82)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	199,200	(1,043)	(83)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	15,400	(31)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	21,500	(45)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	13,600	(40)	(40)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	7,400	(17)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	7,600	(9)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	13,800	(16)	(19)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	46,600	(78)	(82)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	37,100	(145)	(183)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	37,100	(145)	(107)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	18,000	(30)	(22)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	18,000	(30)	(23)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	35,700	(124)	(26)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	8,900	(21)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	15,000	(32)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	10,900	(35)	(27)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	10,900	(35)	(27)

					$(2,399)	$(819)

Total Written Options					$(4,896)	$(3,346)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	0.901%		$4,100	$(4)	$36	$32	$0
	SW (Finance) I plc «	1.000	Quarterly	06/20/2035	2.771		100	(12)	1	0	(11)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	217	0	1	1	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	112	0	0	0	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	0.881		8,500	56	21	77	0

								$40	$59	$110	$(11)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	10,010	$2,248	$(119)	$2,129	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		23,450	5,337	(350)	4,987	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		15,194	3,456	(225)	3,231	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,300	266	10	276	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		35,540	8,138	(580)	7,558	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		4,550	1,058	(90)	968	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065		$8,986	(138)	112	0	(26)

							$20,365	$(1,242)	$19,149	$(26)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	NDDUEAFE Index	6,261	3.930% (SOFR plus a specified spread)	Monthly	08/19/2026	$72,667	$0	$(228)	$0	$(228)
CBK	Receive	NDDUEAFE Index	27,770	3.810% (SOFR plus a specified spread)	Monthly	07/15/2026	322,308	0	(981)	0	(981)
	Receive	NDDUEAFE Index	2,486	3.770% (SOFR plus a specified spread)	Monthly	08/05/2026	28,853	0	(87)	0	(87)
	Receive	NDDUEAFE Index	13,885	3.920% (SOFR plus a specified spread)	Monthly	08/19/2026	161,154	0	(505)	0	(505)
	Receive	NDDUEAFE Index	13,886	3.980% (SOFR plus a specified spread)	Monthly	10/07/2026	161,166	0	(512)	0	(512)
	Receive	NDDUEAFE Index	2,485	3.980% (SOFR plus a specified spread)	Monthly	11/04/2026	28,842	0	(92)	0	(92)
	Receive	NDDUEAFE Index	1,485	3.930% (SOFR plus a specified spread)	Monthly	05/19/2027	17,235	0	(54)	0	(54)
GST	Receive	NDDUEAFE Index	16,593	3.980% (SOFR plus a specified spread)	Monthly	11/04/2026	192,584	0	(612)	0	(612)
JPM	Receive	NDDUEAFE Index	5,891	3.936% (SOFR plus a specified spread)	Monthly	07/08/2026	68,373	0	(215)	0	(215)
	Receive	NDDUEAFE Index	4,139	3.910% (SOFR plus a specified spread)	Monthly	07/15/2026	48,039	0	(150)	0	(150)
	Receive	NDDUEAFE Index	21,114	3.980% (SOFR plus a specified spread)	Monthly	11/04/2026	245,057	0	(779)	0	(779)
MBC	Receive	NDDUEAFE Index	6,216	4.020% (SOFR plus a specified spread)	Monthly	06/09/2027	72,145	0	(148)	0	(148)
MEI	Receive	NDDUEAFE Index	4,138	3.910% (SOFR plus a specified spread)	Monthly	07/15/2026	48,027	0	(150)	0	(150)
	Receive	NDDUEAFE Index	9,192	4.016% (SOFR plus a specified spread)	Monthly	11/18/2026	106,686	0	(342)	0	(342)
MYI	Receive	NDDUEAFE Index	6,268	3.870% (SOFR plus a specified spread)	Maturity	07/01/2026	72,310	0	236	236	0
	Receive	NDDUEAFE Index	35,615	3.900% (SOFR plus a specified spread)	Monthly	07/08/2026	413,360	0	(1,288)	0	(1,288)
	Receive	NDDUEAFE Index	38,076	3.810% (SOFR plus a specified spread)	Monthly	07/15/2026	441,924	0	(1,345)	0	(1,345)
	Receive	NDDUEAFE Index	22,048	4.016% (SOFR plus a specified spread)	Monthly	11/18/2026	255,897	0	(821)	0	(821)
	Receive	NDDUEAFE Index	10,363	3.930% (SOFR plus a specified spread)	Monthly	05/19/2027	120,277	0	(377)	0	(377)
	Receive	NDDUEAFE Index	6,268	3.980% (SOFR plus a specified spread)	Monthly	06/02/2027	72,749	0	(206)	0	(206)
SOG	Receive	NDDUEAFE Index	55,542	3.580% (SOFR plus a specified spread)	Monthly	07/01/2026	644,208	0	(1,431)	0	(1,431)
UAG	Receive	NDDUEAFE Index	6,259	4.016% (SOFR plus a specified spread)	Monthly	11/18/2026	72,644	0	(233)	0	(233)

								$0	$(10,320)	$236	$(10,556)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	204,926	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$10,347	$0	$(27)	$0	$(27)
FAR	Pay	Amazon.com,Inc.	137,511	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	31,997	0	(767)	0	(767)
	Pay	NVIDIA Corp.	574,590	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	112,470	0	(2,412)	0	(2,412)
JPM	Pay	Janus Henderson AAA CLO ETF	204,926	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	10,347	0	31	31	0

								$0	$(3,175)	$31	$(3,206)

Total Swap Agreements								$20,405	$(14,678)	$19,526	$(13,799)

(k)

Securities with an aggregate market value of $24,114 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,029	$3,336	$12,365
Corporate Bonds & Notes
Banking & Finance	0	80,444	1,715	82,159
Industrials	0	46,319	0	46,319
Utilities	0	8,742	0	8,742
Municipal Bonds & Notes
California	0	1,792	0	1,792
Illinois	0	2,673	0	2,673
Pennsylvania	0	103	0	103
U.S. Government Agencies	0	3,339,596	0	3,339,596
U.S. Treasury Obligations	0	73,978	0	73,978
Non-Agency Mortgage-Backed Securities	0	268,993	41,478	310,471
Asset-Backed Securities
Automobile ABS Other	0	8,735	0	8,735
Automobile Sequential	0	15,090	0	15,090
CMBS Other	0	52,975	0	52,975
Home Equity Other	0	204,889	0	204,889
Home Equity Sequential	0	77	0	77
Whole Loan Collateral	0	21,319	0	21,319
Other ABS	0	388,787	10,969	399,756
Sovereign Issues	0	418,912	0	418,912
Common Stocks
Consumer Discretionary	32,774	0	0	32,774
Information Technology	114,970	0	0	114,970
Exchange-Traded Funds	687,696	0	0	687,696
Short-Term Instruments
Commercial Paper	0	59,910	0	59,910
Repurchase Agreements	0	237,900	0	237,900
Egypt Treasury Bills	0	514	0	514
Nigeria Treasury Bills	0	809	0	809
U.S. Treasury Bills	0	134,746	0	134,746

	$835,440	$5,376,332	$57,498	$6,269,270

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$505,070	$0	$0	$505,070

Total Investments	$1,340,510	$5,376,332	$57,498	$6,774,340

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(371,105)	$0	$(371,105)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,210	8,903	0	10,113
Over the counter	0	207,261	1	207,262

	$1,210	$216,164	$1	$217,375
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,482)	(8,888)	0	(14,370)
Over the counter	0	(50,535)	0	(50,535)

	$(5,482)	$(59,423)	$0	$(64,905)

Total Financial Derivative Instruments	$(4,272)	$156,741	$1	$152,470

Totals	$1,336,238	$5,161,968	$57,499	$6,555,705

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$4,079	$0	$(700)	$0	$0	$(43)	$0	$0	$3,336	$(43)
Corporate Bonds & Notes
Banking & Finance	1,745	0	0	0	0	(30)	0	0	1,715	(31)
Non-Agency Mortgage-Backed Securities	41,466	0	0	0	0	12	0	0	41,478	11
Asset-Backed Securities
Other ABS	6,357	10,973	0	0	0	(69)	0	6,292	10,969	(4)

	$53,647	$10,973	$(700)	$0	$0	$(130)	$0	$6,292	$57,498	$(67)
Financial Derivative Instruments - Assets
Over the counter	$7	$0	$(3)	$0	$0	$(3)	$0	$0	$1	$0

Totals	$53,654	$10,973	$(703)	$0	$0	$(133)	$0	$6,292	$57,499	$(67)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$3,336	Discounted Cash Flow	Discount Rate	4.540	—
Corporate Bonds & Notes
Banking & Finance	1,715	Discounted Cash Flow	Discount Rate	6.340	—
Non-Agency Mortgage-Backed Securities	41,478	Discounted Cash Flow	Discount Rate	5.814 - 7.734	5.907
Asset-Backed Securities
Other ABS	10,969	Recent Transaction	Purchase Price	100.000	—
Financial Derivative Instruments - Assets
Over the counter	1	Indicative Market Quotation	Broker Quote	0.053 - 0.055	0.054

Total	$57,499

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust